Related parties	12 Months Ended
Jun. 30, 2022
Related parties [Abstract]
Related parties

30. Related parties

	Assets		Liabilities
	2022	2021	2022	2021
Compensation plans
Management	1,717	1,625	-	-
	1,717	1,625	-	-
Other
Cresca (a)	122	116	1,642	1,583
Cresud (b)	-	546	312	936
Hemir I	-	393	5,518	5,080
Amounts receivable/payable	-	488	-	488
	122	1,543	7,472	8,087
Total – Related parties	1,839	3,168	7,472	8,087

a)	Acquisition of biological assets and other fixed assets by Palmeiras, during the spin-off of Cresca.
b)	Expenses mainly refer to the implementation, development, and maintenance of systems.
c)	During the process of acquisition of the subsidiaries in Bolivia, the parties entered into an agreement to maintain the blocked contingency amount, aiming to protect the Company.